Stock-based Compensation - Expense for Stock-Based Awards (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Compensation expense recognized
Stock-based compensation expense	$ 388	$ 10,720	$ 1,957	$ 10,457	$ 12,752	$ 1,323
Sales and marketing
Compensation expense recognized
Stock-based compensation expense	38	1,085	294	1,085	1,221
General and administrative expense
Compensation expense recognized
Stock-based compensation expense	278	8,404	1,397	8,141	10,226	$ 1,323
Research and development
Compensation expense recognized
Stock-based compensation expense	$ 72	$ 1,231	$ 266	$ 1,231	$ 1,305